LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

NOTE 16

LEGAL PROCEEDINGS

Baxter is involved in product liability, patent, commercial, and other legal matters that arise in the normal course of the company’s business. The company records a liability when a loss is considered probable and the amount can be reasonably estimated. If the reasonable estimate of a probable loss is a range, and no amount within the range is a better estimate, the minimum amount in the range is accrued. If a loss is not probable or a probable loss cannot be reasonably estimated, no liability is recorded. As of December 31, 2017 and 2016, the company’s total recorded reserves with respect to legal matters were $41 million and $53 million, respectively, and the total related receivables were nil and $10 million, respectively.

Baxter has established reserves for certain of the matters discussed below. The company is not able to estimate the amount or range of any loss for certain contingencies for which there is no reserve or additional loss for matters already reserved. While the liability of the company in connection with the claims cannot be estimated and the resolution thereof in any reporting period could have a significant impact on the company’s results of operations and cash flows for that period, the outcome of these legal proceedings is not expected to have a material adverse effect on the company’s consolidated financial position. While the company believes that it has valid defenses in these matters, litigation is inherently uncertain, excessive verdicts do occur, and the company may incur material judgments or enter into material settlements of claims.

In addition to the matters described below, the company remains subject to the risk of future administrative and legal actions. With respect to governmental and regulatory matters, these actions may lead to product recalls, injunctions, and other restrictions on the company’s operations and monetary sanctions, including significant civil or criminal penalties. With respect to intellectual property, the company may be exposed to significant litigation concerning the scope of the company’s and others’ rights. Such litigation could result in a loss of patent protection or the ability to market products, which could lead to a significant loss of sales, or otherwise materially affect future results of operations.

Environmental

Baxter is involved as a potentially responsible party (PRP) for environmental clean-up costs at seven Superfund sites. Under the U.S. Superfund statute and many state laws, generators of hazardous waste sent to a disposal or recycling site are liable for site cleanup if contaminants from that property later leak into the environment. The laws generally provide that a PRP may be held jointly and severally liable for the costs of investigating and remediating the site. Separate from the Superfund cases noted above, Baxter is involved in an ongoing voluntary environmental remediation associated with historic operations at the company’s Irvine, California, United States, facility. As of December 31, 2017 and 2016, environmental reserves of approximately $21 million and $7 million, respectively, were established to address these specific estimated potential liabilities. In 2017, the company recorded a pre-tax charge of $15 million related to a former location and included that charge within (loss) income from discontinued operations, net of tax, on the consolidated statement of income.  Such reserves are undiscounted and do not include anticipated recoveries, if any, from insurance companies. After considering these reserves, management is of the opinion that the outcome of these matters will not have a material adverse effect on the Company’s financial position or results of operations.

General litigation

On July 31, 2015, DaVita Inc. (f/k/a DaVita Healthcare Partners Inc.) filed suit against Baxter Healthcare Corporation in the District Court of the State of Colorado regarding an ongoing commercial dispute relating to the provision of peritoneal dialysis products.  A bench trial concluded in third quarter 2016 and the parties were awaiting the court’s decision.  On February 16, 2018, the parties entered into a settlement agreement providing for a full and final release of all claims and damages that were or could have been asserted in the commercial dispute in connection with their entry into a new peritoneal dialysis products supply agreement.  The court granted an order to dismiss the litigation on February 21, 2018.

In November 2016, a purported antitrust class action complaint seeking monetary and injunctive relief was filed in the United States District Court for the Northern District of Illinois. The complaint alleges a conspiracy among manufacturers of IV solutions to restrict output and affect pricing in connection with a shortage of such solutions. Similar parallel actions subsequently were filed. In January 2017, a single consolidated complaint covering these matters was filed in the Northern District of Illinois. The company filed a motion to dismiss the consolidated complaint in February 2017.  The parties await ruling.

In April 2017, the company became aware of a criminal investigation by the U.S. Department of Justice, Antitrust Division and a federal grand jury in the United States District Court for the Eastern District of Pennsylvania.   The company and an employee received subpoenas seeking production of documents and testimony regarding the manufacturing, selling, pricing and shortages of IV solutions and containers (including saline solutions and certain other injectable medicines sold by the company) and communications with competitors regarding the same.  The company is cooperating with the investigation.  The New York Attorney General has also requested that Baxter provide information regarding business practices in the IV saline industry. The company is cooperating with the New York Attorney General.

Other

In the fourth quarter of 2012, the company received two investigative demands from the United States Attorney for the Western District of North Carolina for information regarding its quality and manufacturing practices and procedures at its North Cove facility. In January 2017, the parties resolved this matter by entering into a deferred prosecution agreement and a civil settlement whereby the company agreed to pay approximately $18 million and implement certain enhanced compliance measures.

In December 2016, the company received a civil investigative demand from the Commercial Litigation Branch of the United States Department of Justice primarily relating to contingent discount arrangements for, and other promotion of, the company’s TISSEEL and ARTISS products. The company is cooperating in this matter.